Derivatives - Summary Of The Nominal Amount And The Average Interest And Currency Rate Of Hedging Instrument (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) EUR (€) USD ($)	Dec. 31, 2023 EUR (€) USD ($) KRW (₩)
Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	870,000,000	270,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk and interest rate risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	870,000,000	270,000,000
Foreign currencies translation risk and interest rate risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	100,000,000	100,000,000
Foreign currencies translation risk | Currency swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk | Currency swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	100,000,000	100,000,000
Foreign currencies translation risk | Currency swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
Foreign currencies translation risk | Currency swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	194,780,000	194,780,000
Foreign currencies translation risk | Currency swap | EUR | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	0	0
Foreign currencies translation risk | Currency swap | EUR | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	194,780,000	194,780,000
Foreign currencies translation risk | Currency swap | EUR | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	0	0
For fair value hedging | Interest rate risk | Interest rate swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	2,675,000,000	2,975,000,000
Description of average rate of interest rate risk hedging instrument	Fixed 3.47% receipt and (C.SOFR) + 1.06% paid	Fixed 3.60% receipt and (C.SOFR) + 1.47% paid
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	25,000,000	1,000,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	2,650,000,000	1,975,000,000
For fair value hedging | Interest rate risk | Interest rate swap | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0
For fair value hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	155,000	260,000
Description of average rate of interest rate risk hedging instrument	Fixed 4.52% receipt and CD 3M + 0.02% paid	Fixed 4.13% receipt and CD 3M paid
For fair value hedging | Interest rate risk | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		240,000
For fair value hedging | Interest rate risk | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	155,000	20,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	140,000	140,000
Description of average rate of interest rate risk hedging instrument	KRW CMS 5Y+0.46% receipt, 3.65% paid	KRW CMS 5Y+0.46% receipt, 3.65% paid
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	140,000	0
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩		140,000
For cash flow hedging | Interest rate risk | Interest rate swap | KRW | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | ₩	0	0
For cash flow hedging | Foreign currencies translation risk and interest rate risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	870,000,000	270,000,000
Description of average rate of currency risk hedging instrument	USD 1M SOFR+0.93% receipt, KRW 3.79% paid, USD/KRW = 1,344.45	USD 1M SOFR+1.12% receipt, KRW 4.37% paid, USD/KRW = 1,293.97
For cash flow hedging | Foreign currencies translation risk | Currency swap | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	100,000,000	100,000,000
Description of average rate of currency risk hedging instrument	USD 1.75% receipt, KRW 1.63% paid, USD/KRW = 1,138.50	USD 1.75% receipt, KRW 1.63% paid, USD/KRW = 1,138.50
For cash flow hedging | Foreign currencies translation risk | Currency swap | EUR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument | €	194,780,000	194,780,000
Description of average rate of currency risk hedging instrument	EUR 1.98% receipt, KRW 3.40% paid, EUR/KRW = 1,344.08	EUR 1.98% receipt, KRW 3.40% paid, EUR/KRW = 1,344.08
Hedges of net investment in foreign operations | Exchange risk | Foreign currency denominated debentures (KRWUSD) | KRW/USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Description of average rate of currency risk hedging instrument	1,363.09	1,306.12
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	863,959,317	863,959,317
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD | 1 year or less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	191,568,880	400,000,000
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD | 1 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	672,390,437	463,959,317
Hedges of net investment in foreign operations | Exchange risk | Foreign currency bond (USD) | USD | More than 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount of hedging instrument	0	0